Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 591,103	$ 601,256	$ 510,762
Voyage expenses	17,394	21,387	28,237
Vessel operating expenses (note 12a)	(116,396)	(111,585)	(117,658)
Time-charter hire expenses	23,564	19,994	7,670
Depreciation and amortization	(129,752)	(136,765)	(124,378)
General and administrative expenses (notes 12a and 17)	(26,904)	(22,521)	(28,512)
Gain (Loss) on Sale of Assets and Asset Impairment Charges	(51,000)	13,564	(54,653)
Restructuring charges (notes 12a and 18)	0	(3,315)	(1,845)
Income from vessel operations	226,093	299,253	147,809
Equity income (notes 7 and 12a)	72,233	58,819	53,546
Interest expense	(132,806)	(164,521)	(128,303)
Interest income (note 7a)	6,884	3,985	3,760
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(33,334)	(13,361)	3,278
Foreign currency exchange (loss) gain (notes 10 and 13)	(21,356)	(9,640)	1,371
Other expense (notes 3b, 5a and 14b)	(16,910)	(2,454)	(51,373)
Net income before income tax expense	100,804	172,081	30,088
Income tax expense (notes 11 and 14c)	(3,492)	(7,477)	(3,213)
Net income	97,312	164,604	26,875
Non-controlling interest in net income (loss)	9,955	11,814	(1,494)
Preferred unitholders' interest in net income	25,702	25,702	25,701
General partner's interest in net income	1,023	2,542	53
Limited partners’ interest in net income	$ 60,632	$ 124,546	$ 2,615
Limited partners’ interest in net income per common unit (note 16):
Basic (USD per unit)	$ 0.73	$ 1.59	$ 0.03
Diluted (USD per unit)	$ 0.73	$ 1.59	$ 0.03
Weighted-average number of common units outstanding (note 16):
Basic (in units)	83,313,097	78,177,189	79,672,435
Diluted (in units)	83,419,004	78,268,412	79,842,328
Common Stock, Dividends, Per Share, Declared	$ 0.94	$ 0.71	$ 0.56